SPECIAL PURPOSE ENTITIES - Narrative (Details) $ in Millions	12 Months Ended			29 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2017 company	Mar. 31, 2020 service_station
Variable Interest Entity [Line Items]
Number of companies formed | company				3
Depreciation expense	$ 14.4	$ 13.9	$ 9.7
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense	8.5	6.9	5.8
Revenues	16.9	12.8	8.8
Depreciation expense	12.8	11.8	7.1
SPV II, SPV III, And SPV IV | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Earnings from equity method investments	$ 0.1	$ 0.1	$ 0.2
COPEC | Variable Interest Entity, Not Primary Beneficiary | CHILE
Variable Interest Entity [Line Items]
Number of service stations | service_station					650
COPEC | Variable Interest Entity, Not Primary Beneficiary | South America, Central America, And United States
Variable Interest Entity [Line Items]
Number of service stations | service_station					2,500